THE ALGER FUNDS
QUARTERLY REPORT
January 31, 2026 (UNAUDITED)

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
AEROSPACE & DEFENSE—1.0%
HEICO Corp.	25,817	$ 8,543,103
HEICO Corp., Cl. A	51,989	13,235,880
TransDigm Group, Inc.	3,202	4,570,983

		26,349,966
APPLICATION SOFTWARE—2.9%
AppLovin Corp., Cl. A*	140,151	66,306,840
Cadence Design Systems, Inc.*	10,166	3,012,796
Unity Software, Inc.*	102,914	2,994,797

		72,314,433
AUTOMOBILE MANUFACTURERS—3.7%
Tesla, Inc.*	215,801	92,882,908
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	11,376	4,563,027
BIOTECHNOLOGY—3.6%
Abivax SA ADR*	153,930	17,109,319
Arrowhead Pharmaceuticals, Inc.*	206,475	14,314,912
Ascendis Pharma A/S ADR*	36,177	8,179,620
Biogen, Inc.*	67,077	12,066,482
Cogent Biosciences, Inc.*	78,617	2,823,136
Natera, Inc.*	150,135	34,702,204
Roivant Sciences Ltd.*	112,435	2,430,845

		91,626,518
BROADLINE RETAIL—10.0%
Amazon.com, Inc.*	809,715	193,764,800
MercadoLibre, Inc.*	9,457	20,311,650
Sea Ltd., Cl. A ADR*	330,586	38,509,963

		252,586,413
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	66,843	8,247,758
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.8%
Rocket Cos., Inc., Cl. A	1,068,062	19,150,352
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.2%
Caterpillar, Inc.	8,873	5,832,755
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc.	10,979	7,157,759
CONSUMER FINANCE—0.1%
Figure Technology Solutions, Inc., Cl. A*	46,615	2,651,461
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	49,438	5,890,043
ELECTRIC UTILITIES—0.4%
Constellation Energy Corp.	39,800	11,171,064
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Vertiv Holdings Co., Cl. A	115,875	$ 21,573,608
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
GFL Environmental, Inc.	436,036	18,727,746
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	35,836	18,913,882
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	35,144	7,551,743
HEALTHCARE EQUIPMENT—1.2%
Boston Scientific Corp.*	122,278	11,436,661
Intuitive Surgical, Inc.*	39,438	19,885,429

		31,322,090
HEALTHCARE FACILITIES—0.1%
Tenet Healthcare Corp.*	12,151	2,299,941
HEAVY ELECTRICAL EQUIPMENT—0.9%
GE Vernova, Inc.	32,726	23,771,185
HOUSEHOLD APPLIANCES—0.2%
SharkNinja, Inc.*	51,675	6,107,985
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	180,865	63,006,131
Vistra Corp.	42,731	6,766,454

		69,772,585
INTERACTIVE MEDIA & SERVICES—11.7%
Alphabet, Inc., Cl. C	394,675	133,609,328
Meta Platforms, Inc., Cl. A	226,154	162,039,341

		295,648,669
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Cloudflare, Inc., Cl. A*	30,951	5,489,160
MongoDB, Inc., Cl. A*	52,473	19,484,799
Okta, Inc., Cl. A*	82,672	6,984,131
Shopify, Inc., Cl. A*	71,889	9,433,993

		41,392,083
INVESTMENT BANKING & BROKERAGE—0.6%
Robinhood Markets, Inc., Cl. A*	162,977	16,212,952
LIFE SCIENCES TOOLS & SERVICES—0.3%
Danaher Corp.	30	6,567
Repligen Corp.*	41,685	6,226,488

		6,233,055
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	47,796	13,714,106
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
MOVIES & ENTERTAINMENT—3.2%
Liberty Media Corp. Series C Liberty Formula One*	68,154	$ 5,930,761
Netflix, Inc.*	352,990	29,471,135
Roku, Inc., Cl. A*	205,450	19,558,840
Sphere Entertainment Co., Cl. A*	27,054	2,583,928
Spotify Technology SA*	43,847	21,938,846

		79,483,510
PHARMACEUTICALS—1.3%
AstraZeneca PLC ADR	155,668	14,441,321
Eli Lilly & Co.	16,941	17,570,358

		32,011,679
SEMICONDUCTORS—21.9%
Astera Labs, Inc.*	141,938	21,378,702
Broadcom, Inc.	267,007	88,459,419
NVIDIA Corp.	1,767,257	337,775,830
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	315,288	104,221,601

		551,835,552
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	93,948	4,930,391
SPECIALTY CHEMICALS—0.2%
DuPont de Nemours, Inc.	119,799	5,261,572
SYSTEMS SOFTWARE—13.2%
Microsoft Corp.	599,203	257,831,059
Nebius Group NV, Cl. A*	873,820	74,440,726

		332,271,785
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.0%
Apple, Inc.	545,361	141,510,272
Western Digital Corp.	240,457	60,169,555

		201,679,827
TRADING COMPANIES & DISTRIBUTORS—1.8%
EquipmentShare.com, Inc., Cl. A*	198,334	6,168,188
QXO, Inc.*	1,760,479	39,047,424

		45,215,612
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Visa, Inc., Cl. A	63,363	20,392,114
TOTAL COMMON STOCKS (Cost $904,468,346)		2,446,748,129
PREFERRED STOCKS—2.7%
APPLICATION SOFTWARE—2.0%
Databricks, Inc., Series J(a),*,@	217,533	41,331,270
Databricks, Inc., Series L(a),*,@	15,245	2,896,550
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—2.7% (CONT.)
APPLICATION SOFTWARE—2.0% (CONT.)
SB Technology, Inc., Series E(a),*,@	331,992	$ 5,713,582

		49,941,402
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.7%
Apptronik, Inc., Series A-X1(a),*,@	188,128	6,954,566
Figure AI, Inc., Series C(a),*,@	56,121	10,939,755

		17,894,321
TOTAL PREFERRED STOCKS (Cost $46,626,256)		67,835,723
SPECIAL PURPOSE VEHICLE—0.4%
APPLICATION SOFTWARE—0.4%
Disruptive Technology Solutions LI, LLC(a),*,@		10,259,000
(Cost $10,592,417)		10,259,000

Total Investments (Cost $961,687,019)	100.0%	$2,524,842,852
Unaffiliated Securities (Cost $961,687,019)		2,524,842,852
Liabilities in Excess of Other Assets	(0.0)%	(435,532)
NET ASSETS	100.0%	$2,524,407,320

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$6,954,566	$6,954,566	0.3%
Databricks, Inc., Series J	12/17/24	20,121,803	41,331,270	1.7%
Databricks, Inc., Series L	12/16/25	2,896,550	2,896,550	0.1%
Disruptive Technology Solutions LI, LLC	11/4/25	10,592,417	10,259,000	0.4%
Figure AI, Inc., Series C	11/18/25	10,939,755	10,939,755	0.4%
SB Technology, Inc., Series E	10/23/24	5,713,582	5,713,582	0.2%
Total		$57,218,673	$78,094,723	3.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—2.4%
HEICO Corp., Cl. A	702	$ 178,722
APPLICATION SOFTWARE—2.9%
AppLovin Corp., Cl. A*	464	219,523
AUTOMOBILE MANUFACTURERS—3.9%
Tesla, Inc.*	682	293,540
BIOTECHNOLOGY—1.5%
Natera, Inc.*	470	108,636
BROADLINE RETAIL—10.5%
Amazon.com, Inc.*	2,334	558,526
MercadoLibre, Inc.*	37	79,468
Sea Ltd., Cl. A ADR*	1,271	148,059

		786,053
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.3%
Rocket Cos., Inc., Cl. A	5,376	96,392
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	486	27,644
ELECTRIC UTILITIES—1.7%
Constellation Energy Corp.	444	124,622
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
GFL Environmental, Inc.	4,206	180,648
HEALTHCARE EQUIPMENT—1.1%
Intuitive Surgical, Inc.*	165	83,196
HEAVY ELECTRICAL EQUIPMENT—2.5%
GE Vernova, Inc.	257	186,677
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.6%
Talen Energy Corp.*	334	116,352
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	1,372	464,463
Meta Platforms, Inc., Cl. A	457	327,441

		791,904
MOVIES & ENTERTAINMENT—2.8%
Liberty Media Corp. Series C Liberty Formula One*	1,393	121,219
Netflix, Inc.*	398	33,229
Spotify Technology SA*	102	51,035

		205,483
PHARMACEUTICALS—1.7%
Eli Lilly & Co.	126	130,681
SEMICONDUCTORS—27.4%
Astera Labs, Inc.*	818	123,207
Broadcom, Inc.	1,170	387,621
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
SEMICONDUCTORS—27.4% (CONT.)
NVIDIA Corp.	5,778	$1,104,349
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,287	425,431

		2,040,608
SYSTEMS SOFTWARE—13.1%
Microsoft Corp.	1,618	696,209
Nebius Group NV, Cl. A*	3,301	281,212

		977,421
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	1,421	368,721
Western Digital Corp.	599	149,888

		518,609
TRADING COMPANIES & DISTRIBUTORS—3.8%
QXO, Inc.*	12,723	282,196
TOTAL COMMON STOCKS (Cost $4,972,389)		7,348,907
SHORT-TERM SECURITIES—2.3%
MONEY MARKET FUNDS—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	166,501	166,501
(Cost $166,501)		166,501

Total Investments (Cost $5,138,890)	100.9%	$7,515,408
Unaffiliated Securities (Cost $5,138,890)		7,515,408
Liabilities in Excess of Other Assets	(0.9)%	(63,721)
NET ASSETS	100.0%	$7,451,687

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—0.7%
TransDigm Group, Inc.	4,017	$ 5,734,428
APPAREL RETAIL—0.4%
Gap, Inc.	133,801	3,743,752
APPLICATION SOFTWARE—0.4%
Adobe, Inc.*	10,341	3,032,498
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
Blackrock, Inc.	10,069	11,266,607
Blackstone, Inc.	54,731	7,794,789
Blue Owl Capital, Inc., Cl. A	149,626	2,040,899

		21,102,295
AUTOMOBILE MANUFACTURERS—0.3%
Ferrari NV	7,779	2,591,729
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	54,000	12,042,540
Amgen, Inc.	11,723	4,007,859
Gilead Sciences, Inc.	21,201	3,009,482

		19,059,881
BROADLINE RETAIL—2.9%
Amazon.com, Inc.*	100,519	24,054,197
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	44,736	5,335,215
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	99,179	7,767,699
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	30,662	1,996,096
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	20,480	4,129,587
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	80,927	9,641,643
COPPER—0.9%
Southern Copper Corp.	39,962	7,605,568
DIVERSIFIED BANKS—5.4%
Bank of America Corp.	186,183	9,904,936
Fifth Third Bancorp	85,058	4,271,613
JPMorgan Chase & Co.	98,851	30,237,532

		44,414,081
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	42,622	3,746,474
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	40,393	14,194,908
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
ELECTRONIC COMPONENTS—0.9%
Corning, Inc.	69,210	$ 7,145,932
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	24,887	7,193,836
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	36,038	3,021,786
HEALTH CARE DISTRIBUTORS—0.8%
Cardinal Health, Inc.	31,763	6,825,233
HEALTHCARE EQUIPMENT—0.8%
Abbott Laboratories	30,013	3,280,421
Medtronic PLC	35,903	3,696,573

		6,976,994
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	33,793	12,658,520
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	52,665	7,992,967
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	40,692	9,258,244
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	18,082	4,927,345
INTEGRATED OIL & GAS—3.7%
Chevron Corp.	59,275	10,485,748
Exxon Mobil Corp.	104,026	14,709,276
TotalEnergies SE	70,891	5,132,508

		30,327,532
INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Comcast Corp., Cl. A	121,494	3,614,446
Verizon Communications, Inc.	120,905	5,382,691

		8,997,137
INTERACTIVE MEDIA & SERVICES—11.7%
Alphabet, Inc., Cl. A	126,942	42,906,396
Alphabet, Inc., Cl. C	99,640	33,731,129
Meta Platforms, Inc., Cl. A	28,532	20,443,178

		97,080,703
INVESTMENT BANKING & BROKERAGE—2.9%
Morgan Stanley	129,596	23,690,149
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	9,977	3,059,946
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	14,789	4,243,408
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
MULTI-UTILITIES—0.9%
Consolidated Edison, Inc.	32,131	$ 3,426,129
Sempra	45,544	3,962,783

		7,388,912
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	41,222	3,264,370
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	9,080	1,834,160
PHARMACEUTICALS—4.8%
AstraZeneca PLC ADR	49,030	4,548,513
Bristol-Myers Squibb Co.	63,010	3,468,701
Eli Lilly & Co.	8,087	8,387,432
Johnson & Johnson	56,911	12,933,025
Merck & Co., Inc.	30,726	3,388,156
Novartis AG ADR	26,696	3,969,161
Pfizer, Inc.	108,194	2,860,649

		39,555,637
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	36,118	4,878,097
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	24,714	5,810,261
RESTAURANTS—1.0%
McDonald's Corp.	16,779	5,285,385
Starbucks Corp.	34,621	3,183,401

		8,468,786
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.1%
KLA Corp.	29,687	42,391,255
SEMICONDUCTORS—9.1%
Broadcom, Inc.	162,954	53,986,660
QUALCOMM, Inc.	60,203	9,126,173
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,186	12,622,764

		75,735,597
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
PepsiCo, Inc.	41,970	6,447,851
The Coca-Cola Co.	92,507	6,920,449

		13,368,300
SPECIALTY CHEMICALS—0.8%
DuPont de Nemours, Inc.	147,894	6,495,504
SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	141,399	60,842,576
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
SYSTEMS SOFTWARE—7.7% (CONT.)
Oracle Corp.	21,105	$ 3,473,461

		64,316,037
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	220,063	57,101,947
Dell Technologies, Inc., Cl. C	37,086	4,244,122

		61,346,069
TOBACCO—1.3%
Altria Group, Inc.	77,624	4,811,912
Philip Morris International, Inc.	32,854	5,895,322

		10,707,234
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	20,423	5,155,991
TRANSACTION & PAYMENT PROCESSING SERVICES—1.4%
Visa, Inc., Cl. A	36,891	11,872,631
TOTAL COMMON STOCKS (Cost $398,605,674)		774,138,624
MASTER LIMITED PARTNERSHIPS—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	46,569	2,626,026
(Cost $1,823,074)		2,626,026
REAL ESTATE INVESTMENT TRUSTS—2.8%
HEALTH CARE—1.0%
Welltower, Inc.	43,048	8,108,521
INDUSTRIAL—0.3%
Prologis, Inc.	17,881	2,334,543
RETAIL—0.7%
Simon Property Group, Inc.	29,337	5,612,462
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	30,628	3,929,879
TELECOM TOWER—0.4%
Crown Castle, Inc.	37,642	3,267,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,515,193)		23,253,107
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—3.5%
MONEY MARKET FUNDS—3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	29,092,914	$ 29,092,914
(Cost $29,092,914)		29,092,914

Total Investments (Cost $446,036,855)	99.9%	$829,110,671
Unaffiliated Securities (Cost $446,036,855)		829,110,671
Other Assets in Excess of Liabilities	0.1%	660,257
NET ASSETS	100.0%	$829,770,928

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.3%
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
lululemon athletica, inc.*	1,290	$ 225,105
APPAREL RETAIL—2.6%
Gap, Inc.	40,384	1,129,944
APPLICATION SOFTWARE—4.0%
AppLovin Corp., Cl. A*	2,304	1,090,045
Unity Software, Inc.*	21,535	626,669

		1,716,714
BIOTECHNOLOGY—5.2%
Abivax SA ADR*	2,899	322,224
Forte Biosciences, Inc.*	21,063	616,514
Natera, Inc.*	5,633	1,302,012

		2,240,750
BROADLINE RETAIL—10.6%
Amazon.com, Inc.*	12,550	3,003,215
MercadoLibre, Inc.*	348	747,431
Sea Ltd., Cl. A ADR*	6,526	760,214

		4,510,860
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Enovix Corp.*	117,757	779,551
HEALTH CARE DISTRIBUTORS—1.9%
McKesson Corp.	986	819,573
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	1,759	886,923
HEALTHCARE FACILITIES—3.3%
Tenet Healthcare Corp.*	7,394	1,399,536
HEAVY ELECTRICAL EQUIPMENT—2.3%
GE Vernova, Inc.	1,381	1,003,117
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.0%
Talen Energy Corp.*	3,622	1,261,760
INTERACTIVE MEDIA & SERVICES—13.1%
Alphabet, Inc., Cl. A	11,497	3,885,986
Meta Platforms, Inc., Cl. A	2,366	1,695,239

		5,581,225
INTERNET SERVICES & INFRASTRUCTURE—3.8%
MongoDB, Inc., Cl. A*	1,922	713,696
Okta, Inc., Cl. A*	5,302	447,913
Twilio, Inc., Cl. A*	3,849	463,651

		1,625,260
INVESTMENT BANKING & BROKERAGE—2.1%
Goldman Sachs Group, Inc.	941	880,221
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
MOVIES & ENTERTAINMENT—2.5%
Roku, Inc., Cl. A*	8,752	$ 833,190
Spotify Technology SA*	479	239,668

		1,072,858
PHARMACEUTICALS—3.5%
Eli Lilly & Co.	599	621,253
Johnson & Johnson	3,821	868,322

		1,489,575
SEMICONDUCTORS—19.4%
Astera Labs, Inc.*	4,144	624,169
NVIDIA Corp.	26,227	5,012,767
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,997	2,643,488

		8,280,424
SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	3,157	1,358,426
Nebius Group NV, Cl. A*	28,137	2,396,991

		3,755,417
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Western Digital Corp.	4,770	1,193,597
TRADING COMPANIES & DISTRIBUTORS—2.0%
QXO, Inc.*	38,390	851,490
TOTAL COMMON STOCKS (Cost $27,943,813)		40,703,900
PREFERRED STOCKS—2.6%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc., Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—1.4%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	593,024
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,118,514
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	67,872	$ 67,872
(Cost $67,872)		67,872

Total Investments (Cost $29,081,474)	98.0%	$41,890,286
Unaffiliated Securities (Cost $29,081,474)		41,890,286
Other Assets in Excess of Liabilities	2.0%	835,059
NET ASSETS	100.0%	$42,725,345

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Impulse Dynamics PLC, Series F-3	2/5/2024	$544,299	$593,024	1.4%
SB Technology, Inc., Series E	10/23/24	525,490	525,490	1.2%
Total		$1,069,789	$1,118,514	2.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—87.1%
AEROSPACE & DEFENSE—6.9%
Axon Enterprise, Inc.*	11,680	$ 5,648,215
HEICO Corp.	21,297	7,047,390
Howmet Aerospace, Inc.	31,995	6,657,520
Rocket Lab Corp.*	41,503	3,323,145

		22,676,270
APPLICATION SOFTWARE—4.6%
AppLovin Corp., Cl. A*	5,835	2,760,597
Fair Isaac Corp.*	2,108	3,084,362
Manhattan Associates, Inc.*	13,685	2,066,572
Procore Technologies, Inc.*	54,974	3,105,481
Synopsys, Inc.*	8,319	3,869,292

		14,886,304
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Ares Management Corp., Cl. A	28,859	4,319,327
AUTOMOTIVE RETAIL—3.2%
Carvana Co.*	26,293	10,546,385
BIOTECHNOLOGY—10.5%
Abivax SA ADR*	54,840	6,095,466
Ascendis Pharma A/S ADR*	30,335	6,858,743
Biogen, Inc.*	47,081	8,469,401
Insmed, Inc.*	16,477	2,584,747
Natera, Inc.*	44,106	10,194,661

		34,203,018
BROADLINE RETAIL—2.3%
Sea Ltd., Cl. A ADR*	64,588	7,523,856
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A	186,894	3,351,009
CONSTRUCTION & ENGINEERING—4.1%
Comfort Systems USA, Inc.	11,794	13,469,927
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	5,162	3,365,366
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Vertiv Holdings Co., Cl. A	47,568	8,856,210
ELECTRONIC COMPONENTS—3.2%
Amphenol Corp., Cl. A	73,450	10,582,676
HEALTH CARE DISTRIBUTORS—1.6%
Cardinal Health, Inc.	24,154	5,190,212
HEALTHCARE EQUIPMENT—1.8%
IDEXX Laboratories, Inc.*	8,527	5,717,012
HEALTHCARE SERVICES—2.6%
Guardant Health, Inc.*	74,166	8,457,891
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—87.1% (CONT.)
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	32,785	$ 3,392,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.8%
Talen Energy Corp.*	20,853	7,264,351
Vistra Corp.	31,782	5,032,680

		12,297,031
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.9%
RBC Bearings, Inc.*	12,429	6,210,398
INTERNET SERVICES & INFRASTRUCTURE—5.2%
Cloudflare, Inc., Cl. A*	43,375	7,692,556
MongoDB, Inc., Cl. A*	13,415	4,981,392
Twilio, Inc., Cl. A*	36,139	4,353,304

		17,027,252
INVESTMENT BANKING & BROKERAGE—2.2%
Robinhood Markets, Inc., Cl. A*	71,021	7,065,169
LIFE SCIENCES TOOLS & SERVICES—6.0%
Bio-Techne Corp.	39,186	2,511,431
Repligen Corp.*	66,738	9,968,655
Waters Corp.*	19,010	7,047,387

		19,527,473
MOVIES & ENTERTAINMENT—2.8%
Spotify Technology SA*	6,921	3,462,922
TKO Group Holdings, Inc., Cl. A	28,074	5,687,231

		9,150,153
PERSONAL CARE PRODUCTS—1.2%
e.l.f. Beauty, Inc.*	48,031	4,082,155
RESTAURANTS—1.0%
Wingstop, Inc.	12,908	3,426,170
SEMICONDUCTORS—2.4%
Monolithic Power Systems, Inc.	6,983	7,849,940
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
Celsius Holdings, Inc.*	122,273	6,416,887
SYSTEMS SOFTWARE—1.7%
Nebius Group NV, Cl. A*	64,785	5,519,034
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Sandisk Corp.*	4,420	2,547,025
Western Digital Corp.	9,946	2,488,788

		5,035,813
TRADING COMPANIES & DISTRIBUTORS—7.6%
FTAI Aviation Ltd.	59,792	16,282,558
QXO, Inc.*	148,146	3,285,878
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—87.1% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—7.6% (CONT.)
United Rentals, Inc.	6,618	$ 5,175,673

		24,744,109
TOTAL COMMON STOCKS (Cost $221,107,409)		284,889,967
PREFERRED STOCKS—5.4%
APPLICATION SOFTWARE—5.4%
Databricks, Inc., Series J(a),*,@	54,295	10,316,050
Databricks, Inc., Series K(a),*,@	16,310	3,098,900
Databricks, Inc., Series L(a),*,@	5,080	965,200
SB Technology, Inc., Series E(a),*,@	188,526	3,244,532
TOTAL PREFERRED STOCKS (Cost $11,678,520)		17,624,682
SHORT-TERM SECURITIES—7.5%
MONEY MARKET FUNDS—7.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	24,418,606	24,418,606
(Cost $24,418,606)		24,418,606

Total Investments (Cost $257,204,535)	100.0%	$326,933,255
Unaffiliated Securities (Cost $257,204,535)		326,933,255
Other Assets in Excess of Liabilities	0.0%	14,289
NET ASSETS	100.0%	$326,947,544

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Databricks, Inc., Series J	12/17/24	$5,022,288	$10,316,050	3.2%
Databricks, Inc., Series K	9/8/25	2,446,500	3,098,900	0.9%
Databricks, Inc., Series L	12/16/25	965,200	965,200	0.3%
SB Technology, Inc., Series E	10/23/24-12/18/24	3,244,532	3,244,532	1.0%
Total		$11,678,520	$17,624,682	5.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.4%
AEROSPACE & DEFENSE—5.7%
Axon Enterprise, Inc.*	7,146	$ 3,455,663
HEICO Corp.	13,294	4,399,118
Howmet Aerospace, Inc.	38,156	7,939,500

		15,794,281
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
lululemon athletica, inc.*	9,994	1,743,953
APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	13,780	4,076,951
APPLICATION SOFTWARE—4.4%
AppLovin Corp., Cl. A*	5,675	2,684,899
Fair Isaac Corp.*	1,499	2,193,292
Guidewire Software, Inc.*	4,191	589,925
Procore Technologies, Inc.*	17,812	1,006,200
The Descartes Systems Group, Inc.*	48,709	3,637,659
Unity Software, Inc.*	68,866	2,004,001

		12,115,976
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Ares Management Corp., Cl. A	12,530	1,875,365
Blue Owl Capital, Inc., Cl. A	153,578	2,094,804

		3,970,169
AUTOMOTIVE RETAIL—4.3%
Carvana Co.*	14,315	5,741,890
O'Reilly Automotive, Inc.*	63,588	6,257,695

		11,999,585
BIOTECHNOLOGY—5.4%
Abivax SA ADR*	22,253	2,473,421
Arrowhead Pharmaceuticals, Inc.*	29,730	2,061,181
Cogent Biosciences, Inc.*	20,778	746,138
Natera, Inc.*	30,213	6,983,433
Revolution Medicines, Inc.*	7,518	728,870
uniQure NV*	12,903	293,156
Vaxcyte, Inc.*	32,219	1,725,972

		15,012,171
CARGO GROUND TRANSPORTATION—0.9%
Saia, Inc.*	7,865	2,633,752
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.2%
Rocket Cos., Inc., Cl. A	190,779	3,420,667
CONSTRUCTION & ENGINEERING—2.4%
Comfort Systems USA, Inc.	5,714	6,525,959
CONSTRUCTION MATERIALS—1.6%
Martin Marietta Materials, Inc.	6,738	4,392,839
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.4% (CONT.)
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	21,323	$ 1,212,852
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Vertiv Holdings Co., Cl. A	30,166	5,616,306
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	42,815	6,168,785
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Novanta, Inc.*	15,436	2,076,759
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
GFL Environmental, Inc.	182,104	7,821,367
HEALTHCARE EQUIPMENT—1.7%
IDEXX Laboratories, Inc.*	6,830	4,579,242
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	31,412	3,582,224
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	10,059	663,492
HOMEBUILDING—1.0%
NVR, Inc.*	379	2,893,942
HOMEFURNISHING RETAIL—0.9%
Wayfair, Inc., Cl. A*	25,272	2,615,399
HOTELS RESORTS & CRUISE LINES—4.4%
Hilton Worldwide Holdings, Inc.	22,267	6,646,922
Viking Holdings Ltd.*	77,975	5,625,896

		12,272,818
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	11,751	4,093,578
Vistra Corp.	23,313	3,691,614

		7,785,192
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.3%
RBC Bearings, Inc.*	18,440	9,213,915
INSURANCE BROKERS—1.8%
Ryan Specialty Holdings, Inc., Cl. A	100,612	4,857,547
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	29,345	1,929,727
INTERNET SERVICES & INFRASTRUCTURE—5.0%
Cloudflare, Inc., Cl. A*	38,266	6,786,475
MongoDB, Inc., Cl. A*	9,088	3,374,647
Twilio, Inc., Cl. A*	29,762	3,585,131

		13,746,253
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	21,532	2,142,003
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.4% (CONT.)
LIFE & HEALTH INSURANCE—0.6%
Oscar Health, Inc., Cl. A*	108,672	$ 1,559,443
LIFE SCIENCES TOOLS & SERVICES—4.5%
Repligen Corp.*	52,202	7,797,413
West Pharmaceutical Services, Inc.	19,821	4,581,029

		12,378,442
MOVIES & ENTERTAINMENT—4.1%
Spotify Technology SA*	6,072	3,038,125
TKO Group Holdings, Inc., Cl. A	41,314	8,369,390

		11,407,515
PERSONAL CARE PRODUCTS—2.2%
e.l.f. Beauty, Inc.*	72,580	6,168,574
PROPERTY & CASUALTY INSURANCE—1.7%
Intact Financial Corp.	26,013	4,736,080
REAL ESTATE SERVICES—3.6%
CBRE Group, Inc., Cl. A*	50,580	8,615,291
CoStar Group, Inc.*	22,325	1,372,988

		9,988,279
RESEARCH & CONSULTING SERVICES—1.8%
Verisk Analytics, Inc.	22,685	4,933,080
RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc.*	96,472	3,749,867
Wingstop, Inc.	7,893	2,095,039

		5,844,906
SEMICONDUCTORS—2.9%
Astera Labs, Inc.*	18,894	2,845,814
Monolithic Power Systems, Inc.	4,614	5,186,828

		8,032,642
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.4%
Celsius Holdings, Inc.*	124,614	6,539,743
SYSTEMS SOFTWARE—1.1%
Nebius Group NV, Cl. A*	31,169	2,655,287
Rubrik, Inc., Cl. A*	9,570	535,442

		3,190,729
TRADING COMPANIES & DISTRIBUTORS—7.0%
FTAI Aviation Ltd.	41,045	11,177,374
QXO, Inc.*	245,676	5,449,094
United Rentals, Inc.	3,408	2,665,261

		19,291,729
TOTAL COMMON STOCKS (Cost $206,713,071)		264,935,288
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.8%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	59,020	$ 1,015,734
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Apptronik, Inc., Series A-X1(a),*,@	15,970	590,366
Figure AI, Inc., Series C(a),*,@	3,326	648,343

		1,238,709
TOTAL PREFERRED STOCKS (Cost $2,254,443)		2,254,443
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
SPECIAL PURPOSE VEHICLE—0.3%
APPLICATION SOFTWARE—0.3%
Disruptive Technology Solutions LI, LLC(a),*,@		725,000
(Cost $748,562)		725,000
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—2.6%
MONEY MARKET FUNDS—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	7,094,695	7,094,695
(Cost $7,094,695)		7,094,695

Total Investments (Cost $217,126,273)	99.1%	$275,009,426
Unaffiliated Securities (Cost $217,126,273)		275,009,426
Other Assets in Excess of Liabilities	0.9%	2,552,942
NET ASSETS	100.0%	$277,562,368

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$590,366	$590,366	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	748,562	725,000	0.3%
Figure AI, Inc., Series C	11/18/25	648,343	648,343	0.2%
SB Technology, Inc., Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$3,318,507	$2,979,443	1.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.4%
AEROSPACE & DEFENSE—7.4%
AeroVironment, Inc.*	7,713	$ 2,147,222
Archer Aviation, Inc., Cl. A*	88,769	638,249
Astronics Corp.*	11,159	845,294
Bombardier, Inc., Cl. B*	23,953	4,091,879
Howmet Aerospace, Inc.	5,138	1,069,115
Karman Holdings, Inc.*	16,164	1,677,823
Loar Holdings, Inc.*	24,287	1,665,603
VSE Corp.	9,434	2,061,990
York Space Systems, Inc.*	793	26,922

		14,224,097
APPAREL RETAIL—3.6%
Abercrombie & Fitch Co., Cl. A*	10,345	1,009,982
Aritzia, Inc.*	33,437	2,635,621
Victoria's Secret & Co.*	62,119	3,386,107

		7,031,710
APPLICATION SOFTWARE—8.0%
BlackLine, Inc.*	28,617	1,329,832
Core Scientific, Inc.*	26,792	481,988
Guidewire Software, Inc.*	12,543	1,765,553
InterDigital, Inc.	10,595	3,458,632
Manhattan Associates, Inc.*	712	107,519
nCino, Inc.*	61,433	1,311,594
PAR Technology Corp.*	8,078	211,724
Q2 Holdings, Inc.*	32,729	2,004,651
Riot Platforms, Inc.*	33,657	520,674
SPS Commerce, Inc.*	21,442	1,913,913
Terawulf, Inc.*	107,491	1,437,155
Vertex, Inc., Cl. A*	45,896	851,371

		15,394,606
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Galaxy Digital, Inc., Cl. A*	78,477	2,217,760
Hamilton Lane, Inc., Cl. A	6,971	984,584

		3,202,344
BIOTECHNOLOGY—18.4%
Abivax SA ADR*	27,149	3,017,611
Absci Corp.*	664,714	1,987,495
Arrowhead Pharmaceuticals, Inc.*	42,435	2,942,019
Bridgebio Pharma, Inc.*	14,514	1,121,497
CareDx, Inc.*	93,866	1,928,946
Centessa Pharmaceuticals PLC ADR*	55,271	1,358,008
Cogent Biosciences, Inc.*	29,063	1,043,652
Forte Biosciences, Inc.*	157,755	4,617,489
Insmed, Inc.*	23,881	3,746,213
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
BIOTECHNOLOGY—18.4% (CONT.)
Ionis Pharmaceuticals, Inc.*	14,148	$ 1,169,615
Natera, Inc.*	21,533	4,977,138
Nuvalent, Inc., Cl. A*	39,117	4,024,748
Palvella Therapeutics, Inc.*	8,035	616,204
Soleno Therapeutics, Inc.*	14,002	539,917
Twist Bioscience Corp.*	52,305	2,148,166
uniQure NV*	9,001	204,503

		35,443,221
BUILDING PRODUCTS—3.0%
CSW Industrials, Inc.	14,932	4,031,341
Modine Manufacturing Co.*	9,856	1,820,009

		5,851,350
CONSTRUCTION & ENGINEERING—4.0%
Construction Partners, Inc., Cl. A*	16,934	1,860,708
Tutor Perini Corp.	73,479	5,796,758

		7,657,466
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	9,436	370,363
CONSUMER STAPLES MERCHANDISE RETAIL—0.4%
BJ's Wholesale Club Holdings, Inc.*	9,391	868,104
EDUCATION SERVICES—0.8%
Universal Technical Institute, Inc.*	56,034	1,559,426
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	7,478	993,004
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Enovix Corp.*	187,417	1,240,701
ELECTRONIC MANUFACTURING SERVICES—1.9%
Fabrinet*	7,565	3,702,614
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	7,687	775,465
FINANCIAL EXCHANGES & DATA—0.6%
Gemini Space Station, Inc., Cl. A*	1,166	9,724
MarketAxess Holdings, Inc.	6,395	1,082,226

		1,091,950
HEALTHCARE EQUIPMENT—3.7%
Glaukos Corp.*	8,768	1,046,724
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	134,939
Integer Holdings Corp.*	7,710	669,690
iRhythm Technologies, Inc.*	14,308	2,210,729
Penumbra, Inc.*	3,381	1,210,973
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
HEALTHCARE EQUIPMENT—3.7% (CONT.)
TransMedics Group, Inc.*	13,287	$ 1,780,126

		7,053,181
HEALTHCARE SERVICES—3.6%
GeneDx Holdings Corp., Cl. A*	24,212	2,330,647
Guardant Health, Inc.*	39,943	4,555,100

		6,885,747
HEALTHCARE SUPPLIES—0.5%
Neogen Corp.*	92,459	944,931
HEALTHCARE TECHNOLOGY—0.7%
Certara, Inc.*	40,846	359,036
HeartFlow, Inc.*	32,701	976,779

		1,335,815
HEAVY ELECTRICAL EQUIPMENT—1.3%
Bloom Energy Corp., Cl. A*	16,536	2,503,054
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.4%
Gates Industrial Corp. PLC*	150,633	3,467,572
RBC Bearings, Inc.*	14,098	7,044,347

		10,511,919
INTERACTIVE MEDIA & SERVICES—1.0%
Reddit, Inc., Cl. A*	10,583	1,907,798
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Whitefiber, Inc.*	34,979	682,440
Wix.com Ltd.*	14,804	1,285,580

		1,968,020
INVESTMENT BANKING & BROKERAGE—0.6%
Moelis & Co., Cl. A	16,610	1,190,439
LEISURE FACILITIES—2.0%
Life Time Group Holdings, Inc.*	34,655	1,010,886
Planet Fitness, Inc., Cl. A*	31,819	2,896,802

		3,907,688
LIFE SCIENCES TOOLS & SERVICES—7.9%
10X Genomics, Inc., Cl. A*	60,128	1,214,586
Adaptive Biotechnologies Corp.*	230,283	4,260,235
Bio-Techne Corp.	50,403	3,230,328
CryoPort, Inc.*	253,082	2,406,810
MaxCyte, Inc.*	188,744	171,153
Repligen Corp.*	17,791	2,657,442
Tempus AI, Inc.*	21,161	1,265,851

		15,206,405
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A	33,135	$ 845,274
PASSENGER AIRLINES—1.3%
Joby Aviation, Inc.*	236,514	2,499,953
PERSONAL CARE PRODUCTS—0.4%
Oddity Tech, Ltd., Cl. A*	25,636	841,886
PHARMACEUTICALS—0.1%
Belite Bio, Inc. ADR*	649	109,681
Terns Pharmaceuticals, Inc.*	3,900	134,940

		244,621
RESTAURANTS—2.8%
Kura Sushi USA, Inc., Cl. A*	14,933	997,674
Shake Shack, Inc., Cl. A*	25,646	2,271,466
Wingstop, Inc.	8,061	2,139,631

		5,408,771
SEMICONDUCTORS—5.5%
Astera Labs, Inc.*	21,243	3,199,621
Credo Technology Group Holding, Ltd.*	9,442	1,182,894
Rambus, Inc.*	32,527	3,702,548
Universal Display Corp.	21,944	2,519,610

		10,604,673
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.7%
Celsius Holdings, Inc.*	23,944	1,256,581
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	291,331
SYSTEMS SOFTWARE—2.4%
Nebius Group NV, Cl. A*	40,372	3,439,291
Netskope, Inc., Cl. A*	3,613	53,653
Varonis Systems, Inc.*	38,804	1,157,911

		4,650,855
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
IonQ, Inc.*	27,940	1,117,041
TRADING COMPANIES & DISTRIBUTORS—3.2%
FTAI Aviation Ltd.	15,834	4,311,915
Xometry, Inc., Cl. A*	32,007	1,828,560

		6,140,475
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Chime Financial, Inc., Cl. A*	55,698	1,415,843
TOTAL COMMON STOCKS (Cost $135,087,092)		188,138,722
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.8%
APPLICATION SOFTWARE—0.6%
SB Technology, Inc., Series E(a),*,@	61,600	$ 1,060,136
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	7,467,897	425,670
TOTAL PREFERRED STOCKS (Cost $1,450,831)		1,485,806
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	16,886
Tolero CDR(a),*,@	174,782	—

		16,886
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	100,788
TOTAL RIGHTS (Cost $94,483)		117,674
SPECIAL PURPOSE VEHICLE—0.5%
APPLICATION SOFTWARE—0.5%
Disruptive Technology Solutions LI, LLC(a),*,@		1,024,000
(Cost $1,057,280)		1,024,000
SHORT-TERM SECURITIES—1.0%
MONEY MARKET FUNDS—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	1,816,167	1,816,167
(Cost $1,816,167)		1,816,167

Total Investments (Cost $139,505,853)	99.8%	$192,582,369
Unaffiliated Securities (Cost $139,505,853)		192,582,369
Other Assets in Excess of Liabilities	0.2%	465,721
NET ASSETS	100.0%	$193,048,090

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$1,057,280	$1,024,000	0.5%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	100,788	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	134,939	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	425,670	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,886	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	1,060,136	0.6%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$6,249,592	$2,762,419	1.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.8%
AEROSPACE & DEFENSE—11.1%
AeroVironment, Inc.*	49,103	$ 13,669,784
Astronics Corp.*	282,009	21,362,182
Karman Holdings, Inc.*	142,404	14,781,535
Loar Holdings, Inc.*	260,575	17,870,233
VSE Corp.	128,552	28,097,611

		95,781,345
APPLICATION SOFTWARE—2.7%
Agilysys, Inc.*	167,422	14,523,858
nCino, Inc.*	403,516	8,615,067

		23,138,925
ASSET MANAGEMENT & CUSTODY BANKS—3.0%
Galaxy Digital, Inc., Cl. A*	923,832	26,107,492
BIOTECHNOLOGY—12.0%
Abivax SA ADR*	152,474	16,947,485
Arrowhead Pharmaceuticals, Inc.*	420,110	29,126,226
Bridgebio Pharma, Inc.*	85,327	6,593,217
Cogent Biosciences, Inc.*	207,234	7,441,773
Forte Biosciences, Inc.*	496,062	14,519,735
Natera, Inc.*	127,583	29,489,535

		104,117,971
CONSTRUCTION & ENGINEERING—8.1%
Construction Partners, Inc., Cl. A*	154,169	16,940,090
Sterling Infrastructure, Inc.*	39,306	14,068,011
Tutor Perini Corp.	493,687	38,946,967

		69,955,068
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Federal Signal Corp.	119,956	12,966,044
CONSUMER FINANCE—1.0%
Upstart Holdings, Inc.*	222,757	8,743,212
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Cognex Corp.	213,993	8,290,089
ELECTRONIC MANUFACTURING SERVICES—1.1%
Fabrinet*	19,429	9,509,330
HEALTHCARE EQUIPMENT—3.7%
Artivion, Inc.*	117,006	4,770,335
Integer Holdings Corp.*	112,289	9,753,422
iRhythm Technologies, Inc.*	111,778	17,270,819

		31,794,576
HEALTHCARE SERVICES—6.2%
GeneDx Holdings Corp., Cl. A*	105,198	10,126,360
Guardant Health, Inc.*	305,778	34,870,923
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
HEALTHCARE SERVICES—6.2% (CONT.)
NeoGenomics, Inc.*	727,422	$ 8,772,709

		53,769,992
HEALTHCARE TECHNOLOGY—1.3%
HeartFlow, Inc.*	367,299	10,971,221
HEAVY ELECTRICAL EQUIPMENT—1.0%
Bloom Energy Corp., Cl. A*	58,290	8,823,357
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.6%
Talen Energy Corp.*	63,945	22,275,880
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—8.3%
RBC Bearings, Inc.*	93,319	46,628,705
SPX Technologies, Inc.*	123,009	25,636,306

		72,265,011
INTERNET SERVICES & INFRASTRUCTURE—1.5%
GDS Holdings, Ltd. ADR*	300,387	13,424,295
LIFE SCIENCES TOOLS & SERVICES—13.3%
10X Genomics, Inc., Cl. A*	296,328	5,985,826
Adaptive Biotechnologies Corp.*	1,391,226	25,737,681
BioLife Solutions, Inc.*	1,022,610	22,292,898
Bio-Techne Corp.	133,627	8,564,154
CryoPort, Inc.*	1,147,505	10,912,773
Repligen Corp.*	198,015	29,577,500
Stevanato Group SpA	757,609	11,803,548

		114,874,380
PHARMACEUTICALS—1.0%
Belite Bio, Inc. ADR*	51,649	8,728,681
RESTAURANTS—2.8%
Kura Sushi USA, Inc., Cl. A*	106,740	7,131,300
Wingstop, Inc.	64,407	17,095,550

		24,226,850
SEMICONDUCTORS—3.3%
Credo Technology Group Holding, Ltd.*	110,605	13,856,594
Semtech Corp.*	181,009	14,435,468

		28,292,062
SYSTEMS SOFTWARE—2.5%
Nebius Group NV, Cl. A*	255,244	21,744,236
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.1%
IonQ, Inc.*	238,810	9,547,624
TRADING COMPANIES & DISTRIBUTORS—5.8%
FTAI Aviation Ltd.	122,611	33,389,428
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—5.8% (CONT.)
Xometry, Inc., Cl. A*	288,280	$ 16,469,436

		49,858,864
TOTAL COMMON STOCKS (Cost $561,129,679)		829,206,505
PREFERRED STOCKS—3.5%
HEALTHCARE EQUIPMENT—3.5%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	30,454,418
(Cost $27,952,123)		30,454,418
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,436)		—
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(c)	5,777,398	5,777,398
(Cost $5,777,398)		5,777,398

Total Investments (Cost $594,865,636)	100.0%	$865,438,321
Affiliated Securities (Cost $27,952,123)		30,454,418
Unaffiliated Securities (Cost $566,913,513)		834,983,903
Liabilities in Excess of Other Assets	(0.0)%	(125,752)
NET ASSETS	100.0%	$865,312,569

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Impulse Dynamics PLC, Series F-3	6/2/23-2/5/24	$27,952,123	$30,454,418	3.5%
Tolero CDR	2/16/17	6,436	—	0.0%
Total		$27,958,559	$30,454,418	3.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—15.2%
AAR Corp.*	167,582	$ 17,748,610
Cadre Holdings, Inc.	147,083	5,884,791
Kratos Defense & Security Solutions, Inc.*	53,806	5,542,556
Loar Holdings, Inc.*	92,501	6,343,718
VSE Corp.	53,281	11,645,628

		47,165,303
APPLICATION SOFTWARE—3.3%
Agilysys, Inc.*	35,541	3,083,182
nCino, Inc.*	258,497	5,518,911
Vertex, Inc., Cl. A*	91,786	1,702,630

		10,304,723
ASSET MANAGEMENT & CUSTODY BANKS—7.3%
Hamilton Lane, Inc., Cl. A	58,584	8,274,404
StepStone Group, Inc., Cl. A	205,930	14,557,192

		22,831,596
BIOTECHNOLOGY—6.6%
ACADIA Pharmaceuticals, Inc.*	408,015	10,253,417
Ionis Pharmaceuticals, Inc.*	2,464	203,699
Ultragenyx Pharmaceutical, Inc.*	113,227	2,725,374
Veracyte, Inc.*	192,836	7,343,195

		20,525,685
BROADLINE RETAIL—2.2%
Ollie's Bargain Outlet Holdings, Inc.*	62,224	6,863,929
CARGO GROUND TRANSPORTATION—1.1%
RXO, Inc.*	233,583	3,405,640
CONSTRUCTION & ENGINEERING—7.9%
Cardinal Infrastructure Group, Inc., Cl. A*	67,041	1,688,763
Everus Construction Group, Inc.*	24,002	2,123,937
Legence Corp., Cl. A*	115,472	5,416,792
Sterling Infrastructure, Inc.*	15,024	5,377,240
Tutor Perini Corp.	128,042	10,101,233

		24,707,965
CONSUMER FINANCE—2.3%
Upstart Holdings, Inc.*	180,714	7,093,025
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Verra Mobility Corp.*	115,091	2,221,256
EDUCATION SERVICES—0.6%
Stride, Inc.*	22,696	1,920,082
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Novanta, Inc.*	45,428	6,111,883
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—5.8%
Casella Waste Systems, Inc., Cl. A*	121,710	$ 12,278,105
Montrose Environmental Group, Inc.*	262,641	5,851,641

		18,129,746
HEALTHCARE EQUIPMENT—7.9%
Artivion, Inc.*	320,203	13,054,676
Glaukos Corp.*	36,611	4,370,621
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	110,490
Inmode, Ltd.*	102,920	1,616,873
iRhythm Technologies, Inc.*	34,034	5,258,594

		24,411,254
HEALTHCARE SERVICES—3.3%
RadNet, Inc.*	144,564	10,133,936
HEALTHCARE SUPPLIES—0.9%
Neogen Corp.*	267,526	2,734,116
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
First Advantage Corp.*	416,875	5,627,813
INSURANCE BROKERS—0.5%
Accelerant Holdings, Cl. A*	120,852	1,650,838
INTERNET SERVICES & INFRASTRUCTURE—0.6%
DigitalOcean Holdings, Inc.*	32,895	1,817,449
INVESTMENT BANKING & BROKERAGE—1.4%
Piper Sandler Cos.	12,715	4,403,840
LEISURE FACILITIES—2.6%
Planet Fitness, Inc., Cl. A*	89,233	8,123,772
MANAGED HEALTHCARE—2.9%
Progyny, Inc.*	373,409	8,913,273
PROPERTY & CASUALTY INSURANCE—1.9%
Palomar Holdings, Inc.*	47,592	5,881,895
REAL ESTATE SERVICES—6.9%
Compass, Inc., Cl. A*	336,811	4,216,874
FirstService Corp.	110,374	17,136,667

		21,353,541
RESTAURANTS—3.4%
First Watch Restaurant Group, Inc.*	349,141	5,582,765
Wingstop, Inc.	19,289	5,119,879

		10,702,644
SEMICONDUCTORS—5.4%
Impinj, Inc.*	37,487	5,176,955
Semtech Corp.*	127,789	10,191,173
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
SEMICONDUCTORS—5.4% (CONT.)
SiTime Corp.*	3,956	$ 1,436,463

		16,804,591
TRADING COMPANIES & DISTRIBUTORS—3.5%
SiteOne Landscape Supply, Inc.*	54,778	7,862,834
Xometry, Inc., Cl. A*	51,794	2,958,991

		10,821,825
TOTAL COMMON STOCKS (Cost $226,947,605)		304,661,620
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	5,228,361	5,228,361
(Cost $5,228,361)		5,228,361

Total Investments (Cost $232,175,966)	99.7%	$309,889,981
Unaffiliated Securities (Cost $232,175,966)		309,889,981
Other Assets in Excess of Liabilities	0.3%	877,462
NET ASSETS	100.0%	$310,767,443

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Impulse Dynamics PLC, Series A	2/11/2022	$2,986,210	$110,490	0.1%
Total		$2,986,210	$110,490	0.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.1%
BELGIUM—1.9%
PHARMACEUTICALS—1.9%
UCB SA	11,234	$ 3,423,289
(Cost $2,301,646)
BRAZIL—4.3%
BROADLINE RETAIL—1.5%
MercadoLibre, Inc. *	1,253	2,691,181
DIVERSIFIED BANKS—2.8%
NU Holdings, Ltd., Cl. A *	274,317	4,869,127

TOTAL BRAZIL (Cost $3,944,156)		7,560,308
CANADA—7.6%
COAL & CONSUMABLE FUELS—2.9%
Cameco Corp.	40,776	5,043,209
DIVERSIFIED SUPPORT SERVICES—2.2%
Element Fleet Management Corp.	154,445	3,913,159
INTERNET SERVICES & INFRASTRUCTURE—2.5%
Shopify, Inc., Cl. A *	34,131	4,478,527

TOTAL CANADA (Cost $10,107,025)		13,434,895
CHINA—6.4%
INTERACTIVE MEDIA & SERVICES—3.7%
Tencent Holdings, Ltd.	83,406	6,410,736
PHARMACEUTICALS—1.7%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H *	347,281	3,044,332
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Xiaomi Corp., Cl. B *	391,773	1,773,388

TOTAL CHINA (Cost $12,324,598)		11,228,456
DENMARK—3.3%
BIOTECHNOLOGY—3.3%
Ascendis Pharma A/S ADR*	25,598	5,787,708
(Cost $5,091,263)
FRANCE—1.8%
HEALTHCARE SUPPLIES—1.8%
EssilorLuxottica SA	10,374	3,171,291
(Cost $1,958,459)
GERMANY—9.4%
AEROSPACE & DEFENSE—5.7%
MTU Aero Engines AG	12,351	5,490,951
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
GERMANY—9.4% (CONT.)
AEROSPACE & DEFENSE—5.7% (CONT.)
Rheinmetall AG	2,157	$ 4,570,354
		10,061,305
CONSTRUCTION MATERIALS—3.7%
Heidelberg Materials AG	23,307	6,383,107

TOTAL GERMANY (Cost $11,659,316)		16,444,412
GREECE—2.9%
DIVERSIFIED BANKS—2.9%
National Bank of Greece SA	288,477	5,092,901
(Cost $4,232,804)
INDIA—1.1%
REAL ESTATE DEVELOPMENT—1.1%
Godrej Properties, Ltd. *	117,859	2,023,140
(Cost $2,984,605)
INDONESIA—1.8%
DIVERSIFIED BANKS—1.8%
PT Bank Central Asia Tbk	7,210,016	3,185,741
(Cost $4,306,334)
ITALY—4.3%
CASINOS & GAMING—1.4%
Lottomatica Group SpA	100,618	2,475,016
DIVERSIFIED BANKS—2.9%
FinecoBank SpA	191,097	5,066,029

TOTAL ITALY (Cost $6,506,291)		7,541,045
JAPAN—14.0%
DIVERSIFIED BANKS—5.0%
Mizuho Financial Group, Inc.	133,459	5,794,515
Rakuten Bank, Ltd.*	61,645	2,950,221
		8,744,736
INDUSTRIAL CONGLOMERATES—3.5%
Hitachi, Ltd.	179,995	6,245,851
INDUSTRIAL GASES—1.8%
Nippon Sanso Holdings Corp.	102,076	3,097,306
INTERACTIVE HOME ENTERTAINMENT—2.2%
Nintendo Co., Ltd.	62,482	3,869,233
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
JAPAN—14.0% (CONT.)
PACKAGED FOODS & MEATS—1.5%
Ajinomoto Co., Inc.	119,266	$ 2,728,429

TOTAL JAPAN (Cost $20,375,179)		24,685,555
NETHERLANDS—1.9%
SYSTEMS SOFTWARE—1.9%
Nebius Group NV, Cl. A *	39,886	3,397,888
(Cost $2,675,940)
NORWAY—2.1%
AEROSPACE & DEFENSE—2.1%
Kongsberg Gruppen ASA	105,060	3,608,926
(Cost $3,176,554)
PERU—1.1%
DIVERSIFIED BANKS—1.1%
Credicorp Ltd.	5,275	1,882,278
(Cost $1,727,409)
SINGAPORE—0.9%
BROADLINE RETAIL—0.9%
Sea Ltd., Cl. A ADR*	13,152	1,532,076
(Cost $2,589,706)
SOUTH KOREA—7.0%
AEROSPACE & DEFENSE—1.3%
Hanwha Aerospace Co., Ltd.	2,471	2,224,348
SEMICONDUCTORS—5.7%
SK hynix, Inc.	16,095	10,049,355

TOTAL SOUTH KOREA (Cost $4,322,983)		12,273,703
SPAIN—4.5%
DIVERSIFIED BANKS—4.5%
CaixaBank SA	596,840	7,878,401
(Cost $3,562,960)
SWITZERLAND—1.5%
PHARMACEUTICALS—1.5%
Galderma Group AG	13,967	2,603,435
(Cost $2,700,914)
TAIWAN—6.8%
SEMICONDUCTORS—6.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,942	11,880,988
(Cost $4,150,081)
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
UNITED KINGDOM—9.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
3i Group PLC	57,196	$ 2,627,534
DIVERSIFIED BANKS—3.0%
HSBC Holdings PLC	301,524	5,319,162
RESEARCH & CONSULTING SERVICES—1.5%
RELX PLC	75,218	2,666,630
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.4%
Coca-Cola HBC AG	78,598	4,268,631
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Wise PLC, Cl. A *	196,030	2,528,344

TOTAL UNITED KINGDOM (Cost $14,412,794)		17,410,301
UNITED STATES—3.6%
HEAVY ELECTRICAL EQUIPMENT—3.6%
GE Vernova, Inc.	8,722	6,335,399
(Cost $4,664,545)
TOTAL COMMON STOCKS (Cost $129,775,562)		172,382,136

MONEY MARKET FUNDS—1.8%
UNITED STATES—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	3,183,571	3,183,571
(Cost $3,183,571)

Total Investments (Cost $132,959,133)	99.9%	$175,565,707
Unaffiliated Securities (Cost $132,959,133)		175,565,707
Other Assets in Excess of Liabilities	0.1%	116,807
NET ASSETS	100.0%	$175,682,514

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.1%
AUSTRALIA—1.3%
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.3%
Silex Systems, Ltd. *	10,265	$ 48,675
(Cost $45,797)
AUSTRIA—2.7%
CONSTRUCTION MATERIALS—2.7%
Wienerberger AG	3,122	103,196
(Cost $110,475)
BELGIUM—2.5%
HEALTH CARE DISTRIBUTORS—2.5%
Fagron SA	3,561	93,616
(Cost $92,552)
BRAZIL—3.6%
AEROSPACE & DEFENSE—3.6%
Embraer SA ADR	1,850	135,901
(Cost $114,795)
CANADA—5.9%
APPLICATION SOFTWARE—1.3%
The Descartes Systems Group, Inc. *	665	49,663
DIVERSIFIED SUPPORT SERVICES—1.5%
Element Fleet Management Corp.	2,265	57,388
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Capital Power Corp.	1,532	67,225
LEISURE PRODUCTS—1.3%
BRP, Inc.	630	47,549

TOTAL CANADA (Cost $232,774)		221,825
DENMARK—2.9%
PHARMACEUTICALS—2.9%
ALK-abello A/S, Cl. B *	3,243	107,161
(Cost $106,272)
FRANCE—3.5%
AEROSPACE & DEFENSE—0.8%
Exail Technologies SA *	228	29,953
OIL & GAS STORAGE & TRANSPORTATION—2.7%
Gaztransport Et Technigaz SA	477	102,769

TOTAL FRANCE (Cost $122,454)		132,722
GERMANY—7.5%
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.3%
RENK Group AG	1,315	84,662
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
GERMANY—7.5% (CONT.)
LEISURE PRODUCTS—1.0%
tonies SE, Cl. A *	3,012	$ 36,843
OIL & GAS STORAGE & TRANSPORTATION—2.3%
Friedrich Vorwerk Group SE	819	87,981
SPECIALTY CHEMICALS—1.9%
AlzChem Group AG	385	70,384

TOTAL GERMANY (Cost $259,166)		279,870
ISRAEL—6.8%
AEROSPACE & DEFENSE—2.7%
TAT Technologies, Ltd. *	1,951	99,267
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
Next Vision Stabilized Systems Ltd.	348	31,390
FINANCIAL EXCHANGES & DATA—1.7%
Tel Aviv Stock Exchange Ltd.	1,701	65,353
PERSONAL CARE PRODUCTS—1.6%
Oddity Tech, Ltd., Cl. A *	1,792	58,849

TOTAL ISRAEL (Cost $250,185)		254,859
ITALY—10.1%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Banca Generali SpA	1,094	73,714
CASINOS & GAMING—2.6%
Lottomatica Group SpA	3,947	97,089
CONSTRUCTION & ENGINEERING—2.6%
MAIRE SpA	5,590	97,670
LEISURE PRODUCTS—2.9%
Technogym SpA	5,229	109,197

TOTAL ITALY (Cost $333,860)		377,670
JAPAN—28.9%
APPLICATION SOFTWARE—2.2%
OBIC Business Consultants Co., Ltd.	593	26,269
Rakus Co., Ltd.	9,633	54,824
		81,093
BROADLINE RETAIL—2.2%
Ryohin Keikaku Co., Ltd.	4,067	81,116
CONSTRUCTION & ENGINEERING—1.5%
MIRAIT ONE Corp.	2,409	57,806
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
JAPAN—28.9% (CONT.)
DIVERSIFIED BANKS—2.7%
Rakuten Bank, Ltd. *	2,110	$ 100,981
DIVERSIFIED METALS & MINING—1.4%
JX Advanced Metals Corp.	3,373	54,580
DIVERSIFIED SUPPORT SERVICES—2.7%
Japan Elevator Service Holdings Co., Ltd.	9,749	102,648
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
SWCC Corp.	1,243	92,642
ELECTRONIC COMPONENTS—2.4%
Nippon Electric Glass Co., Ltd.	2,043	88,850
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Anritsu Corp., Cl. B	5,229	72,458
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.5%
Organo Corp.	906	95,666
LIFE & HEALTH INSURANCE—1.5%
Lifenet Insurance Co. *	4,347	56,372
PACKAGED FOODS & MEATS—2.4%
Toyo Suisan Kaisha, Ltd.	1,243	88,746
PHARMACEUTICALS—2.0%
Santen Pharmaceutical Co., Ltd.	6,549	73,674
REGIONAL BANKS—1.0%
The 77 Bank Ltd.	722	39,652

TOTAL JAPAN (Cost $1,083,318)		1,086,284
SPAIN—2.0%
DIVERSIFIED BANKS—2.0%
Bankinter SA	4,423	75,501
(Cost $59,970)
SWEDEN—5.0%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Lagercrantz Group AB, Cl. B	3,383	74,124
INVESTMENT BANKING & BROKERAGE—3.0%
Nordnet AB	3,489	112,880

TOTAL SWEDEN (Cost $174,064)		187,004
SWITZERLAND—2.6%
BUILDING PRODUCTS—2.6%
Belimo Holding AG	91	99,534
(Cost $92,634)
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
UNITED KINGDOM—12.8%
CONSTRUCTION MATERIALS—2.6%
SigmaRoc PLC *	49,924	$ 97,986
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Mitie Group PLC	42,396	96,920
INVESTMENT BANKING & BROKERAGE—1.7%
Marex Group PLC	1,648	65,063
PACKAGED FOODS & MEATS—3.5%
Greencore Group PLC	32,935	130,468
TRADING COMPANIES & DISTRIBUTORS—2.4%
Diploma PLC	1,267	92,303

TOTAL UNITED KINGDOM (Cost $428,854)		482,740
TOTAL COMMON STOCKS (Cost $3,507,170)		3,686,558

MONEY MARKET FUNDS—3.5%
UNITED STATES—3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	130,273	130,273
(Cost $130,273)

Total Investments (Cost $3,637,443)	101.6%	$3,816,831
Unaffiliated Securities (Cost $3,637,443)		3,816,831
Liabilities in Excess of Other Assets	(1.6)%	(59,900)
NET ASSETS	100.0%	$3,756,931

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.3%
BIOTECHNOLOGY—36.7%
AbbVie, Inc.	8,548	$ 1,906,289
Abivax SA ADR*	9,738	1,082,379
Arrowhead Pharmaceuticals, Inc.*	32,938	2,283,591
Biogen, Inc.*	13,918	2,503,709
Cogent Biosciences, Inc.*	25,200	904,932
Corvus Pharmaceuticals, Inc.*	48,609	1,006,206
Cytokinetics, Inc.*	8,249	521,254
Forte Biosciences, Inc.*	120,918	3,539,270
Gilead Sciences, Inc.	7,221	1,025,021
GRAIL, Inc.*	606	59,279
Moderna, Inc.*	14,801	652,280
Natera, Inc.*	6,456	1,492,240
Nuvalent, Inc., Cl. A*	6,208	638,741
Revolution Medicines, Inc.*	14,146	1,371,455
Roivant Sciences Ltd.*	57,237	1,237,464
Travere Therapeutics, Inc.*	19,597	609,271
Twist Bioscience Corp.*	14,910	612,354
uniQure NV*	19,194	436,088
United Therapeutics Corp.*	2,091	981,704
Viridian Therapeutics, Inc.*	21,297	702,801

		23,566,328
HEALTH CARE DISTRIBUTORS—5.6%
Cardinal Health, Inc.	13,616	2,925,806
McKesson Corp.	832	691,567

		3,617,373
HEALTHCARE EQUIPMENT—3.1%
Boston Scientific Corp.*	1,780	166,483
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	185,000
Integer Holdings Corp.*	12,551	1,090,180
Intuitive Surgical, Inc.*	917	462,370
iRhythm Technologies, Inc.*	426	65,821

		1,969,854
HEALTHCARE FACILITIES—2.9%
Brookdale Senior Living, Inc.*	108,740	1,631,100
Tenet Healthcare Corp.*	1,066	201,773

		1,832,873
HEALTHCARE SERVICES—5.4%
CVS Health Corp.	20,356	1,516,929
Guardant Health, Inc.*	17,220	1,963,769

		3,480,698
HEALTHCARE SUPPLIES—2.1%
ICU Medical, Inc.*	9,157	1,372,634
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
HEALTHCARE TECHNOLOGY—1.0%
HeartFlow, Inc.*	21,370	$ 638,322
LIFE & HEALTH INSURANCE—0.7%
Oscar Health, Inc., Cl. A*	29,652	425,506
LIFE SCIENCES TOOLS & SERVICES—8.6%
10X Genomics, Inc., Cl. A*	29,825	602,465
Adaptive Biotechnologies Corp.*	55,203	1,021,256
Bruker Corp.	13,581	601,502
Repligen Corp.*	8,261	1,233,946
Thermo Fisher Scientific, Inc.	1,102	637,628
WuXi AppTec Co., Ltd., Cl. H	99,511	1,416,047

		5,512,844
MANAGED HEALTHCARE—3.6%
Centene Corp.*	53,722	2,327,237
PHARMACEUTICALS—23.6%
AstraZeneca PLC ADR	26,360	2,445,417
Belite Bio, Inc. ADR*	4,535	766,415
Eli Lilly & Co.	2,853	2,958,989
Johnson & Johnson	9,368	2,128,878
Ligand Pharmaceuticals, Inc.*	3,345	642,575
Nektar Therapeutics*	18,409	687,208
Sandoz Group Ltd.	24,548	1,944,836
Terns Pharmaceuticals, Inc.*	16,610	574,706
Teva Pharmaceutical Industries, Ltd. ADR*	89,555	3,052,033

		15,201,057
TOTAL COMMON STOCKS (Cost $53,681,906)		59,944,726
PREFERRED STOCKS—4.3%
HEALTHCARE EQUIPMENT—4.3%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	2,778,424
(Cost $2,550,135)		2,778,424
REAL ESTATE INVESTMENT TRUSTS—2.1%
HEALTH CARE—2.1%
American Healthcare REIT, Inc.	1,448	67,926
Welltower, Inc.	6,868	1,293,656
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,337,114)		1,361,582
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	332,570	$ 332,570
(Cost $332,570)		332,570

Total Investments (Cost $58,946,098)	100.2%	$64,417,302
Unaffiliated Securities (Cost $58,946,098)		64,417,302
Liabilities in Excess of Other Assets	(0.2)%	(123,621)
NET ASSETS	100.0%	$64,293,681

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Impulse Dynamics PLC, Series A	2/11/22	$5,000,002	$185,000	0.3%
Impulse Dynamics PLC, Series F-3	6/2/23-2/5/24	2,550,135	2,778,424	4.3%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$8,594,510	$2,963,424	4.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.7%
AIR FREIGHT & LOGISTICS—0.3%
C.H. Robinson Worldwide, Inc.	342	$ 66,673
APPLICATION SOFTWARE—2.8%
AppLovin Corp., Cl. A*	677	320,296
IREN Ltd.*	2,723	146,334
Unity Software, Inc.*	3,246	94,459

		561,089
AUTOMOBILE MANUFACTURERS—3.9%
Tesla, Inc.*	1,833	788,942
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	49	19,654
BIOTECHNOLOGY—0.6%
Natera, Inc.*	554	128,052
BROADLINE RETAIL—12.2%
Amazon.com, Inc.*	7,273	1,740,429
Global-e Online Ltd.*	1,118	40,863
MercadoLibre, Inc.*	113	242,700
Sea Ltd., Cl. A ADR*	3,622	421,927

		2,445,919
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.5%
Rocket Cos., Inc., Cl. A	16,197	290,412
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	107	70,338
CONSUMER FINANCE—0.3%
Figure Technology Solutions, Inc., Cl. A*	1,098	62,454
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	308	94,214
ELECTRIC UTILITIES—0.3%
Constellation Energy Corp.	231	64,837
ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Vertiv Holdings Co., Cl. A	159	29,603
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	188	99,224
HEALTHCARE EQUIPMENT—0.6%
Intuitive Surgical, Inc.*	243	122,525
HEAVY ELECTRICAL EQUIPMENT—1.7%
GE Vernova, Inc.	470	341,394
HOUSEHOLD APPLIANCES—0.9%
SharkNinja, Inc.*	1,520	179,664
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.2%
Talen Energy Corp.*	1,236	430,573
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
INTERACTIVE MEDIA & SERVICES—10.9%
Alphabet, Inc., Cl. C	3,588	$ 1,214,646
Meta Platforms, Inc., Cl. A	1,352	968,708

		2,183,354
INTERNET SERVICES & INFRASTRUCTURE—2.6%
Cloudflare, Inc., Cl. A*	56	9,932
MongoDB, Inc., Cl. A*	381	141,477
Okta, Inc., Cl. A*	1,444	121,989
Shopify, Inc., Cl. A*	745	97,766
Twilio, Inc., Cl. A*	1,235	148,768

		519,932
INVESTMENT BANKING & BROKERAGE—0.2%
Robinhood Markets, Inc., Cl. A*	302	30,043
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	286	82,062
MOVIES & ENTERTAINMENT—3.4%
Netflix, Inc.*	2,313	193,112
Roku, Inc., Cl. A*	3,091	294,263
Spotify Technology SA*	377	188,632

		676,007
OTHER SPECIALTY RETAIL—0.5%
Warby Parker, Inc., Cl. A*	4,050	103,315
RESTAURANTS—0.5%
DoorDash, Inc., Cl. A*	466	95,353
SEMICONDUCTORS—24.5%
Astera Labs, Inc.*	1,993	300,186
Broadcom, Inc.	2,028	671,876
NVIDIA Corp.	14,361	2,744,818
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,551	1,173,819

		4,890,699
SYSTEMS SOFTWARE—12.7%
Microsoft Corp.	4,025	1,731,917
Nebius Group NV, Cl. A*	9,443	804,449

		2,536,366
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	3,010	781,035
Seagate Technology Holdings PLC	456	185,906
Western Digital Corp.	1,838	459,923

		1,426,864
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.0%
EquipmentShare.com, Inc., Cl. A*	47	$ 1,462
TOTAL COMMON STOCKS (Cost $15,502,425)		18,341,024
PREFERRED STOCKS—5.1%
APPLICATION SOFTWARE—4.3%
Databricks, Inc., Series J(a),*,@	1,529	290,510
Databricks, Inc., Series K(a),*,@	1,643	312,170
SB Technology, Inc., Series E(a),*,@	14,775	254,278

		856,958
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.8%
Apptronik, Inc., Series A-X1(a),*,@	1,914	70,755
Figure AI, Inc., Series C(a),*,@	451	87,914

		158,669
TOTAL PREFERRED STOCKS (Cost $800,829)		1,015,627
SPECIAL PURPOSE VEHICLE—0.9%
APPLICATION SOFTWARE—0.9%
Disruptive Technology Solutions LI, LLC(a),*,@		189,000
(Cost $195,143)		189,000
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	428,873	428,873
(Cost $428,873)		428,873

Total Investments (Cost $16,927,270)	99.9%	$19,974,524
Unaffiliated Securities (Cost $16,927,270)		19,974,524
Other Assets in Excess of Liabilities	0.1%	24,487
NET ASSETS	100.0%	$19,999,011

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$70,755	$70,755	0.4%
Databricks, Inc., Series J	12/17/24	141,432	290,510	1.4%
Databricks, Inc., Series K	9/8/2025	246,450	312,170	1.6%
Disruptive Technology Solutions LI, LLC	11/4/25	195,143	189,000	0.9%
Figure AI, Inc., Series C	11/18/25	87,914	87,914	0.4%
SB Technology, Inc., Series E	10/23/24-12/18/24	254,278	254,278	1.3%
Total		$995,972	$1,204,627	6.0%
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in thirteen series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$375,132,179	$375,132,179	$—	$—
Consumer Discretionary	356,140,333	356,140,333	—	—
Consumer Staples	10,820,434	10,820,434	—	—
Energy	8,247,758	8,247,758	—	—
Financials	77,320,761	77,320,761	—	—
Health Care	184,759,132	184,759,132	—	—
Industrials	141,470,872	141,470,872	—	—
Information Technology	1,199,493,680	1,199,493,680	—	—
Materials	12,419,331	12,419,331	—	—
Utilities	80,943,649	80,943,649	—	—
TOTAL COMMON STOCKS	$2,446,748,129	$2,446,748,129	$—	$—
PREFERRED STOCKS
Industrials	17,894,321	—	—	17,894,321
Information Technology	49,941,402	—	—	49,941,402
TOTAL PREFERRED STOCKS	$67,835,723	$—	$—	$67,835,723
SPECIAL PURPOSE VEHICLE
Information Technology	10,259,000	—	—	10,259,000
TOTAL INVESTMENTS IN SECURITIES	$2,524,842,852	$2,446,748,129	$—	$78,094,723

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$997,387	$997,387	$—	$—
Consumer Discretionary	1,079,593	1,079,593	—	—
Financials	124,036	124,036	—	—
Health Care	322,513	322,513	—	—
Industrials	828,243	828,243	—	—
Information Technology	3,756,161	3,756,161	—	—
Utilities	240,974	240,974	—	—
TOTAL COMMON STOCKS	$7,348,907	$7,348,907	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$166,501	$166,501	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$7,515,408	$7,515,408	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$106,077,840	$106,077,840	$—	$—
Consumer Discretionary	59,476,827	59,476,827	—	—
Consumer Staples	44,731,930	44,731,930	—	—
Energy	33,591,902	33,591,902	—	—
Financials	113,151,089	113,151,089	—	—
Health Care	76,661,153	76,661,153	—	—
Industrials	45,489,047	45,489,047	—	—
Information Technology	264,795,033	264,795,033	—	—
Materials	19,028,417	19,028,417	—	—
Utilities	11,135,386	11,135,386	—	—
TOTAL COMMON STOCKS	$774,138,624	$774,138,624	$—	$—
MASTER LIMITED PARTNERSHIPS
Energy	2,626,026	2,626,026	—	—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	23,253,107	23,253,107	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	29,092,914	29,092,914	—	—
TOTAL INVESTMENTS IN SECURITIES	$829,110,671	$829,110,671	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,654,083	$6,654,083	$—	$—
Consumer Discretionary	5,865,909	5,865,909	—	—
Financials	880,221	880,221	—	—
Health Care	6,836,357	6,836,357	—	—
Industrials	2,634,158	2,634,158	—	—
Information Technology	16,571,412	16,571,412	—	—
Utilities	1,261,760	1,261,760	—	—
TOTAL COMMON STOCKS	$40,703,900	$40,703,900	$—	$—
PREFERRED STOCKS
Health Care	593,024	—	—	593,024
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,118,514	$—	$—	$1,118,514

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$67,872	$67,872	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$41,890,286	$40,771,772	$—	$1,118,514

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,150,153	$9,150,153	$—	$—
Consumer Discretionary	24,889,331	24,889,331	—	—
Consumer Staples	10,499,042	10,499,042	—	—
Financials	14,735,505	14,735,505	—	—
Health Care	73,095,606	73,095,606	—	—
Industrials	75,956,914	75,956,914	—	—
Information Technology	60,901,019	60,901,019	—	—
Materials	3,365,366	3,365,366	—	—
Utilities	12,297,031	12,297,031	—	—
TOTAL COMMON STOCKS	$284,889,967	$284,889,967	$—	$—
PREFERRED STOCKS
Information Technology	17,624,682	—	—	17,624,682
SHORT-TERM INVESTMENTS
Money Market Funds	24,418,606	24,418,606	—	—
TOTAL INVESTMENTS IN SECURITIES	$326,933,255	$309,308,573	$—	$17,624,682

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,337,242	$13,337,242	$—	$—
Consumer Discretionary	42,111,046	42,111,046	—	—
Consumer Staples	12,708,317	12,708,317	—	—
Financials	21,898,761	21,898,761	—	—
Health Care	35,552,079	35,552,079	—	—
Industrials	71,830,389	71,830,389	—	—
Information Technology	45,331,144	45,331,144	—	—
Materials	4,392,839	4,392,839	—	—
Real Estate	9,988,279	9,988,279	—	—
Utilities	7,785,192	7,785,192	—	—
TOTAL COMMON STOCKS	$264,935,288	$264,935,288	$—	$—
PREFERRED STOCKS
Industrials	1,238,709	—	—	1,238,709
Information Technology	1,015,734	—	—	1,015,734
TOTAL PREFERRED STOCKS	$2,254,443	$—	$—	$2,254,443
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	725,000	—	—	725,000
WARRANTS
Information Technology	— [2]	—	— [2]	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$7,094,695	$7,094,695	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$275,009,426	$272,029,983	$—	$2,979,443

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,907,798	$1,907,798	$—	$—
Consumer Discretionary	17,907,595	17,907,595	—	—
Consumer Staples	2,966,571	2,966,571	—	—
Energy	845,274	845,274	—	—
Financials	7,270,939	7,270,939	—	—
Health Care	67,113,921	66,978,982	—	134,939
Industrials	51,404,480	51,404,480	—	—
Information Technology	37,437,809	37,437,809	—	—
Materials	291,331	291,331	—	—
Utilities	993,004	993,004	—	—
TOTAL COMMON STOCKS	$188,138,722	$188,003,783	$—	$134,939
PREFERRED STOCKS
Health Care	425,670	—	—	425,670
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,485,806	$—	$—	$1,485,806
RIGHTS
Health Care	117,674 [1]	—	—	117,674 [1]
SPECIAL PURPOSE VEHICLE
Information Technology	1,024,000	—	—	1,024,000
SHORT-TERM INVESTMENTS
Money Market Funds	1,816,167	1,816,167	—	—
TOTAL INVESTMENTS IN SECURITIES	$192,582,369	$189,819,950	$—	$2,762,419

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$24,226,850	$24,226,850	$—	$—
Financials	34,850,704	34,850,704	—	—
Health Care	324,256,821	324,256,821	—	—
Industrials	309,649,689	309,649,689	—	—
Information Technology	113,946,561	113,946,561	—	—
Utilities	22,275,880	22,275,880	—	—
TOTAL COMMON STOCKS	$829,206,505	$829,206,505	$—	$—
PREFERRED STOCKS
Health Care	30,454,418	—	—	30,454,418
RIGHTS
Health Care	— [1]	—	—	— [1]

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$5,777,398	$5,777,398	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$865,438,321	$834,983,903	$—	$30,454,418

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$27,610,427	$27,610,427	$—	$—
Financials	41,861,194	41,861,194	—	—
Health Care	66,718,264	66,607,774	—	110,490
Industrials	112,079,548	112,079,548	—	—
Information Technology	35,038,646	35,038,646	—	—
Real Estate	21,353,541	21,353,541	—	—
TOTAL COMMON STOCKS	$304,661,620	$304,551,130	$—	$110,490
SHORT-TERM INVESTMENTS
Money Market Funds	5,228,361	5,228,361	—	—
TOTAL INVESTMENTS IN SECURITIES	$309,889,981	$309,779,491	$—	$110,490

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,279,969	$—	$10,279,969	$—
Consumer Discretionary	6,698,273	4,223,257	2,475,016	—
Consumer Staples	6,997,060	—	6,997,060	—
Energy	5,043,209	5,043,209	—	—
Financials	47,194,253	6,751,405	40,442,848	—
Health Care	18,030,055	5,787,708	12,242,347	—
Industrials	35,055,618	10,248,558	24,807,060	—
Information Technology	31,580,146	19,757,403	11,822,743	—
Materials	9,480,413	—	9,480,413	—
Real Estate	2,023,140	—	2,023,140	—
TOTAL COMMON STOCKS	$172,382,136	$51,811,540	$120,570,596	$—
SHORT-TERM INVESTMENTS
Money Market Funds	3,183,571	3,183,571	—	—
TOTAL INVESTMENTS IN SECURITIES	$175,565,707	$54,995,111	$120,570,596	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$371,793	$47,549	$324,244	$—
Consumer Staples	278,063	189,317	88,746	—
Energy	190,750	—	190,750	—
Financials	589,515	65,063	524,452	—
Health Care	274,451	—	274,451	—
Industrials	1,191,036	292,556	898,480	—
Information Technology	397,579	49,663	347,916	—
Materials	326,146	—	326,146	—
Utilities	67,225	67,225	—	—
TOTAL COMMON STOCKS	$3,686,558	$711,373	$2,975,185	$—
SHORT-TERM INVESTMENTS
Money Market Funds	130,273	130,273	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,816,831	$841,646	$2,975,185	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$425,506	$425,506	$—	$—
Health Care	59,519,220	55,973,337	3,360,883	185,000
TOTAL COMMON STOCKS	$59,944,726	$56,398,843	$3,360,883	$185,000
PREFERRED STOCKS
Health Care	2,778,424	—	—	2,778,424
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,361,582	1,361,582	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	332,570	332,570	—	—
TOTAL INVESTMENTS IN SECURITIES	$64,417,302	$58,092,995	$3,360,883	$2,963,424

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,859,361	$2,859,361	$—	$—
Consumer Discretionary	3,632,847	3,632,847	—	—
Financials	576,347	576,347	—	—
Health Care	332,639	332,639	—	—
Industrials	509,470	509,470	—	—
Information Technology	9,934,950	9,934,950	—	—
Utilities	495,410	495,410	—	—
TOTAL COMMON STOCKS	$18,341,024	$18,341,024	$—	$—
PREFERRED STOCKS
Industrials	158,669	—	—	158,669

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$856,958	$—	$—	$856,958
TOTAL PREFERRED STOCKS	$1,015,627	$—	$—	$1,015,627
SPECIAL PURPOSE VEHICLE
Information Technology	189,000	—	—	189,000
SHORT-TERM INVESTMENTS
Money Market Funds	428,873	428,873	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,974,524	$18,769,897	$—	$1,204,627

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
January 31, 2026.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2025	$38,343,532
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	8,701,320
Purchases and Sales/Distributions
Purchases	20,790,871
Sales/Distributions	—
Closing balance at January 31, 2026	67,835,723
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$8,701,320

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(333,417)
Purchases and Sales/Distributions
Purchases	10,592,417
Sales/Distributions	—
Closing balance at January 31, 2026	10,259,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(333,417)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,118,514
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	1,118,514
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$13,835,282
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,824,200
Purchases and Sales/Distributions
Purchases	965,200
Sales/Distributions	—
Closing balance at January 31, 2026	17,624,682
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$2,824,200

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,015,734
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	1,238,709
Sales/Distributions	—
Closing balance at January 31, 2026	2,254,443
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(23,562)
Purchases and Sales/Distributions
Purchases	748,562
Sales/Distributions	—
Closing balance at January 31, 2026	725,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(23,562)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2025	$131,292
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,647
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	134,939
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$3,647

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2025	$1,485,806
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	1,485,806
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2025	$117,674*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	117,674*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(33,280)
Purchases and Sales/Distributions
Purchases	1,057,280
Sales/Distributions	—
Closing balance at January 31, 2026	1,024,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(33,280)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2025	$30,454,418
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	30,454,418
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2025	$107,503
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,987
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	110,490
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$2,987

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2025	$180,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,000
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	185,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$5,000

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,778,424
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	2,778,424
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2025	$—-*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2025	$730,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	126,880
Purchases and Sales/Distributions
Purchases	158,669
Sales/Distributions	—
Closing balance at January 31, 2026	1,015,627
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$126,880

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(6,143)
Purchases and Sales/Distributions
Purchases	195,143
Sales/Distributions	—
Closing balance at January 31, 2026	189,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(6,143)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$44,227,820	Market Approach	Revenue Multiple	22.00x	N/A*
	5,713,582	Market Approach	Bookings Multiple	28.62x	N/A*
	6,954,566	Market Approach	Transaction Price (a)	N/A	N/A*
	10,939,755	Market Approach	Transaction Price (b)	N/A	N/A*
Special Purpose Vehicle	10,259,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger 35 Fund
Preferred Stocks	525,490	Market Approach	Bookings Multiple	28.62x	N/A*
	593,024	Market Approach	Revenue Multiple	2.26x	N/A*
Alger Mid Cap Focus Fund
Preferred Stocks	14,380,150	Market Approach	Revenue Multiple	22.00x	N/A*
	3,244,532	Market Approach	Bookings Multiple	28.62x	N/A*
Alger Mid Cap Growth Fund
Preferred Stocks	1,015,734	Market Approach	Bookings Multiple	28.62x	N/A*
	590,366	Market Approach	Transaction Price (a)	N/A	N/A*
	648,343	Market Approach	Transaction Price (b)	N/A	N/A*
Rights	—	Income Approach	Discount Rate Probability of Success (d)	100% 0.00%	N/A* N/A*
Special Purpose Vehicle	725,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger Small Cap Growth Fund
Common Stocks	134,939	Market Approach	Revenue Multiple	2.26x	N/A*
Preferred Stocks	1,060,136	Market Approach	Bookings Multiple	28.62x	N/A*
	425,670	Market Approach	Revenue Multiple	2.26x	N/A*
Rights	117,674	Income Approach	Discount Rate Probability of Success (d)	4.65%-100% 0.00%-44.00%	4.71% 39.41%
Special Purpose Vehicle	1,024,000	Market Approach	Transaction Price (c)	N/A	N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Small Cap Focus Fund
Preferred Stocks	30,454,418	Market Approach	Revenue Multiple	2.26x	N/A*
Rights	—	Income Approach	Discount Rate Probability of Success (d)	100% 0.00%	N/A* N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	110,490	Market Approach	Revenue Multiple	2.26x	N/A*
Alger Health Sciences Fund
Common Stocks	185,000	Market Approach	Revenue Multiple	2.26x	N/A*
Preferred Stocks	2,778,424	Market Approach	Revenue Multiple	2.26x	N/A*
Rights	—	Income Approach	Discount Rate Probability of Success (d)	100% 0.00%	N/A* N/A*
Alger AI Enablers & Adopters Fund
Preferred Stocks	602,680	Market Approach	Revenue Multiple	22.00x	N/A*
	254,278	Market Approach	Bookings Multiple	28.62x	N/A*
	70,755	Market Approach	Transaction Price (a)	N/A	N/A*
	87,914	Market Approach	Transaction Price (b)	N/A	N/A*
Special Purpose Vehicle	189,000	Market Approach	Transaction Price (c)	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(a)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of January 29, 2026.

(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 18, 2025.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 4, 2025.

(d)	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of January 31, 2026.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2026, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended January 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$1,612,826	$—
Total	—	—	—	—	$—	$—	$1,612,826	$—

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Mid Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$697,439	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$971,734	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Small Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, CI. A1	—	—	—	—	$—	$—	$1,046,158	$—
Crosslink Ventures C, LLC, CI. B1	—	—	—	—	—	—	274,295	—
Total	—	—	—	—	$—	$—	$1,320,453	$—

[1]	Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	534,288,037	—	—	534,288,037	$—	$—	$—	$30,454,418
Total	534,288,037	—	—	534,288,037	$—	$—	$—	$30,454,418